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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-22438

ING Emerging Markets High Dividend Equity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd. Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)          (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28
Date of reporting period:	November 30, 2011

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Emerging Markets High Dividend Equity Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Emerging Markets High Dividend Equity Fund	as of November 30, 2011 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Belgium: 0.9%
82,657		Oriflame Cosmetics S.A.	$2,538,521	0.9

		Brazil: 14.6%
281,636		Banco do Brasil S.A.	3,768,956	1.3
504,663		BM&F Bovespa S.A.	2,757,248	0.9
375,748		Cia de Concessoes Rodoviarias	2,399,917	0.8
296,247		Cia Siderurgica Nacional S.A.	2,416,370	0.8
120,000		EDP - Energias do Brasil S.A.	2,561,451	0.9
86,800		Itau Unibanco Holding S.A.	1,531,186	0.5
87,188		Lojas Renner SA	2,613,205	0.9
213,703		MRV Engenharia e Participacoes SA	1,376,747	0.5
133,900		Natura Cosmeticos S.A.	2,687,848	0.9
260,209		Petroleo Brasileiro SA ADR	6,523,440	2.2
375,463		Porto Seguro SA	3,890,937	1.3
158,168		Redecard S.A.	2,667,694	0.9
229,909		Tele Norte Leste Participacoes SA ADR	2,174,939	0.8
252,876		Vale SA	5,457,876	1.9
			42,827,814	14.6
		Chile: 1.2%
10,311,390		Enersis SA	3,598,838	1.2

		China: 17.7%
1,049,000		BOC Hong Kong Holdings Ltd.	2,401,660	0.8
2,743,000		China High Speed Transmission Equipment Group Co., Ltd.	1,367,354	0.5
1,898,000		China Life Insurance Co., Ltd.	5,120,193	1.7
4,208,000		China Petroleum & Chemical Corp.	4,455,587	1.5
1,888,000		China Resources Power Holdings Co.	3,829,732	1.3
3,402,000		China Shanshui Cement Group Ltd.	2,507,884	0.9
2,200,000		CNOOC Ltd.	4,273,718	1.5
2,678,000		Guangzhou Automobile Group Co. Ltd.	2,492,566	0.8
1,484,000		Harbin Power Equipment	1,474,166	0.5
317,500		Hengan International Group Co., Ltd.	2,995,448	1.0
3,507,000		Huabao International Holdings Ltd.	2,063,299	0.7
7,699,000		Industrial and Commercial Bank of China Ltd.	4,488,988	1.5
1,942,000		Jiangsu Expressway Co. Ltd.	1,737,971	0.6
4,129,000		Lonking Holdings Ltd	1,430,244	0.5
2,037,500		Parkson Retail Group Ltd.	2,524,135	0.9
11,346,000		Renhe Commercial Holdings Co. Ltd.	1,628,921	0.6
2,943,000		Want Want China Holdings Ltd.	3,064,705	1.0
1,072,000		Yanzhou Coal Mining Co., Ltd.	2,589,678	0.9
2,503,000		Zhejiang Expressway Co., Ltd.	1,539,682	0.5
			51,985,931	17.7
		Colombia: 0.9%
60,700		Ecopetrol SA ADR	2,562,754	0.9

		Czech Republic: 1.4%
63,676		CEZ A/S	2,513,983	0.8
10,500		Komercni Banka AS	1,735,740	0.6
			4,249,723	1.4
		Hong Kong: 4.7%
5,094,000	X	Chaoda Modern Agriculture Holdings Ltd.	540,956	0.2
123,000		China Mobile Ltd. ADR	6,109,410	2.1
199,500		Hang Seng Bank Ltd.	2,452,242	0.8
757,000		Link Real Estate Investment Trust	2,726,900	0.9
3,268,000		United Laboratories International Holdings Ltd./The	1,873,507	0.7
			13,703,015	4.7
		Hungary: 0.4%
8,599		Richter Gedeon Nyrt	1,296,314	0.4

		India: 2.9%
799,373		NTPC Ltd.	2,522,841	0.8
495,608		Oil & Natural Gas Corp., Ltd.	2,561,736	0.9
414,951		Oriental Bank Of Commerce	2,158,682	0.7
83,076		Punjab National Bank	1,427,882	0.5
			8,671,141	2.9
		Indonesia: 2.8%
12,427,000		Perusahaan Gas Negara PT	4,316,279	1.5
4,682,000		Telekomunikasi Indonesia Tbk PT	3,836,852	1.3
			8,153,131	2.8
		Malaysia: 3.3%
1,295,600		Berjaya Sports Toto BHD	1,710,295	0.6
1,720,400		IOI Corp. Bhd	2,764,717	0.9
942,300		Public Bank BHD	3,742,322	1.3
901,700		Tenaga Nasional BHD	1,627,060	0.5
			9,844,394	3.3

PORTFOLIO OF INVESTMENTS
ING Emerging Markets High Dividend Equity Fund	as of November 30, 2011 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Mexico: 1.3%
3,155,144	America Movil SAB de CV	$3,755,421	1.3

	Peru: 0.5%
14,300	Credicorp Ltd.	1,553,266	0.5

	Poland: 1.8%
2,134,961	Polskie Gornictwo Naftowe I Gazownictwo SA	2,627,138	0.9
26,785	Powszechny Zaklad Ubezpieczen SA	2,565,054	0.9
		5,192,192	1.8
	Qatar: 0.9%
116,405	Commercial Bank of Qatar	2,592,780	0.9

	Russia: 7.7%
775,967	Gazprom OAO ADR	8,923,620	3.0
136,588	Lukoil-Spon	7,662,587	2.6
347,649	Mobile Telesystems OJSC ADR	6,007,375	2.1
		22,593,582	7.7
	Singapore: 3.0%
540,000	Fraser and Neave Ltd.	2,744,143	0.9
351,000	Keppel Corp., Ltd.	2,607,354	0.9
282,000	United Overseas Bank Ltd.	3,419,155	1.2
		8,770,652	3.0
	South Africa: 7.5%
297,976	Adcock Ingram Holdings Ltd.	2,247,727	0.8
172,788	Impala Platinum Holdings Ltd.	3,674,719	1.2
1,001,104	Life Healthcare Group Holdings Ltd.	2,639,263	0.9
224,738	MTN Group Ltd.	4,048,471	1.4
744,708	Sanlam Ltd.	2,761,119	0.9
60,743	Sasol Ltd.	2,914,068	1.0
311,477	Standard Bank Group Ltd.	3,798,683	1.3
		22,084,050	7.5
	South Korea: 11.1%
186,752	Hite Jinro Co. Ltd.	5,005,654	1.7
94,160	Hyundai Development Co.	1,487,691	0.5
169,840	Hyundai Securities Co.	1,366,639	0.5
64,970	Kangwon Land, Inc.	1,601,420	0.5
67,137	KB Financial Group, Inc.	2,340,304	0.8
38,868	KT&G Corp.	2,632,697	0.9
18,438	Posco	6,214,100	2.1
7,783	Samsung Electronics Co., Ltd.	7,083,462	2.4
79,980	Woongjin Coway Co., Ltd.	2,725,017	0.9
262,840	Woori Finance Holdings Co., Ltd.	2,354,851	0.8
		32,811,835	11.1
	Taiwan: 11.0%
287,000	Catcher Technology Co., Ltd.	1,402,429	0.5
835,000	E Ink Holdings, Inc.	1,548,246	0.5
670,000	Giant Manufacturing Co., Ltd.	2,431,022	0.8
256,750	HTC Corp.	4,226,983	1.4
2,755,170	Lite-On Technology Corp.	3,019,355	1.0
279,587	MStar Semiconductor, Inc.	1,503,044	0.5
1,011,000	Novatek Microelectronics Corp., Ltd.	2,546,366	0.9
1,122,700	Powertech Technology, Inc.	2,558,958	0.9
1,228,000	Quanta Computer, Inc.	2,471,638	0.8
246,500	Simplo Technology Co. Ltd.	1,385,740	0.5
427,000	Synnex Technology International Corp.	1,023,474	0.4
2,126,000	Taiwan Semiconductor Manufacturing Co., Ltd.	5,329,903	1.8
2,000,000	Uni-President Enterprises Corp.	2,803,467	1.0
		32,250,625	11.0
	Thailand: 1.3%
394,800	PTT Plc.	3,974,220	1.3

	United Kingdom: 1.3%
358,972	Eurasian Natural Resources Corp.	3,770,411	1.3

	United States: 0.9%
83,102	Southern Copper Corp.	2,586,965	0.9
	Total Common Stock
	(Cost $342,663,565)	291,367,575	99.1
PREFERRED STOCK: 1.0%
	Brazil: 1.0%
169,265	Cia Energetica de Minas Gerais	2,903,531	1.0
	Total Preferred Stock
	(Cost $3,238,537)	2,903,531	1.0

PORTFOLIO OF INVESTMENTS
ING Emerging Markets High Dividend Equity Fund	as of November 30, 2011 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
RIGHTS: 0.0%
		South Korea: 0.0%
62,048		Hyundai Securities Co.	$29,162	0.0
		Total Rights
		(Cost $—)	29,162	0.0
		Total Long-Term Investments
		(Cost $345,902,102)	294,300,268	100.1
SHORT-TERM INVESTMENTS: 0.5%
		Mutual Funds: 0.5%
1,563,784		BlackRock Liquidity Funds, TempFund, Institutional Class
		(Cost $1,563,784)	1,563,784	0.5
		Total Short-Term Investments
		(Cost $1,563,784)	1,563,784	0.5
		Total Investments in Securities (Cost $347,465,886)	$295,864,052	100.6
		Liabilities in Excess of Other Assets	(1,680,788)	(0.6)
		Net Assets	$294,183,264	100.0

	ADR	American Depositary Receipt
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
		Cost for federal income tax purposes is $349,032,574.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation	$5,539,923
		Gross Unrealized Depreciation	(58,708,445)
		Net Unrealized depreciation	$(53,168,522)

PORTFOLIO OF INVESTMENTS
ING Emerging Markets High Dividend Equity Fund	as of November 30, 2011 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	5.9%
Consumer Staples	8.5
Energy	16.7
Financials	21.2
Health Care	2.8
Industrials	5.7
Information Technology	12.5
Materials	9.8
Telecommunications	9.0
Utilities	8.0
Short-Term Investments	0.5
Liabilities in Excess of Other Assets	(0.6)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Emerging Markets High Dividend Equity Fund	as of November 30, 2011 (Unaudited) (continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 11/30/2011
Asset Table
Investments, at value
Common Stock
Belgium	$—	$2,538,521	$—	$2,538,521
Brazil	42,827,814	—	—	42,827,814
Chile	3,598,838	—	—	3,598,838
China	—	51,985,931	—	51,985,931
Colombia	2,562,754	—	—	2,562,754
Czech Republic	—	4,249,723	—	4,249,723
Hong Kong	6,109,410	7,052,649	540,956	13,703,015
Hungary	—	1,296,314	—	1,296,314
India	—	8,671,141	—	8,671,141
Indonesia	—	8,153,131	—	8,153,131
Malaysia	—	9,844,394	—	9,844,394
Mexico	3,755,421	—	—	3,755,421
Peru	1,553,266	—	—	1,553,266
Poland	—	5,192,192	—	5,192,192
Qatar	—	2,592,780	—	2,592,780
Russia	22,593,582	—	—	22,593,582
Singapore	—	8,770,652	—	8,770,652
South Africa	—	22,084,050	—	22,084,050
South Korea	2,632,697	30,179,138	—	32,811,835
Taiwan	—	32,250,625	—	32,250,625
Thailand	—	3,974,220	—	3,974,220
United Kingdom	—	3,770,411	—	3,770,411
United States	2,586,965	—	—	2,586,965
Total Common Stock	88,220,747	202,605,872	540,956	291,367,575
Preferred Stock	2,903,531	—	—	2,903,531
Rights	—	29,162	—	29,162
Short-Term Investments	1,563,784	—	—	1,563,784
Total Investments, at value	$92,688,062	$202,635,034	$540,956	$295,864,052
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(1,524,939)	$—	$(1,524,939)
Total Liabilities	$—	$(1,524,939)	$—	$(1,524,939)

+

Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#

The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended November 30, 2011.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio’s assets and liabilities during the period ended November 30, 2011:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	2/28/2011	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	11/30/2011
Asset Table
Investments, at value
Common Stock	$—	$—	$—	$—	$—	$—	$540,956	$—	$540,956
Total Investments, at value	$—	$—	$—	$—	$—	$—	$540,956	$—	$540,956

As of November 30, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets was $0.

Transfers in or out of Level 3 represent either the beginning value (for transfers in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred from the beginning to the end of the period. Transfers are recognized at the end of the reporting period.

ING Emerging Markets High Dividend Equity Fund Written OTC Options on November 30, 2011

# of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
720,200	Barclays Bank PLC	Call on iShares MSCI Emerging Markets Index Fund	41.429	USD	12/02/11	$1,156,936	$(28,771)
759,500	Morgan Stanley	Call on iShares MSCI Emerging Markets Index Fund	38.800	USD	12/16/11	1,177,225	(1,496,168)
		Total Written OTC Options				$2,334,161	$(1,524,939)

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Ing Emerging Markets High Dividend Equity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 25, 2012

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 25, 2012